JPMorgan Global Select Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Denmark — 1.3%
Novo Nordisk A/S, Class B	334,550	44,325,499
France — 5.1%
Airbus SE	154,249	23,341,998
Legrand SA	183,666	19,844,548
LVMH Moet Hennessy Louis Vuitton SE	112,676	79,477,414
Safran SA	137,427	30,191,705
Vinci SA	179,437	20,476,987
		173,332,652
Germany — 2.2%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	153,289	75,498,642
Hong Kong — 1.1%
AIA Group Ltd.	2,834,400	18,958,907
Hong Kong Exchanges & Clearing Ltd.	621,500	18,332,413
		37,291,320
Japan — 2.8%
Shin-Etsu Chemical Co. Ltd.	2,038,600	90,576,398
Tokio Marine Holdings, Inc.	145,000	5,688,806
		96,265,204
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	5,802,886	19,310,769
Netherlands — 0.9%
Heineken NV	339,126	30,094,298
Singapore — 0.7%
DBS Group Holdings Ltd.	899,420	24,647,198
South Korea — 2.0%
Samsung Electronics Co. Ltd.	385,145	23,748,916
SK Hynix, Inc.	302,545	43,392,072
		67,140,988
Switzerland — 0.7%
UBS Group AG (Registered)	770,302	23,340,669
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	280,258	46,466,777
Taiwan Semiconductor Manufacturing Co. Ltd.	1,929,000	56,271,466
		102,738,243
United Kingdom — 3.0%
AstraZeneca plc	266,726	42,374,995
Diageo plc	559,527	17,409,674
RELX plc	412,752	19,480,868
SSE plc	998,938	24,176,100
		103,441,637
United States — 75.1%
AbbVie, Inc.	224,294	41,566,164
Advanced Micro Devices, Inc. *	263,230	38,031,470

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Amazon.com, Inc. *	984,101	184,007,205
Analog Devices, Inc.	19,063	4,410,797
Apple, Inc.	761,998	169,224,516
AutoZone, Inc. *	12,090	37,886,312
Baker Hughes Co.	562,430	21,777,290
Bank of America Corp.	1,064,080	42,893,065
BP plc	5,656,660	33,437,153
Charles Schwab Corp. (The)	255,921	16,683,490
Chevron Corp.	123,373	19,797,665
CME Group, Inc.	126,085	24,423,925
Coca-Cola Co. (The)	809,409	54,019,957
Deere & Co.	33,572	12,488,113
Digital Realty Trust, Inc., REIT	209,550	31,325,630
Dominion Energy, Inc.	428,378	22,901,088
Exxon Mobil Corp.	514,742	61,043,254
Fidelity National Information Services, Inc.	358,672	27,556,770
Fiserv, Inc. *	179,223	29,315,506
Honeywell International, Inc.	235,138	48,144,506
Johnson & Johnson	326,105	51,475,674
Mastercard, Inc., Class A	266,902	123,765,126
Meta Platforms, Inc., Class A	257,879	122,448,686
Micron Technology, Inc.	308,007	33,825,329
Microsoft Corp.	572,164	239,364,809
Mondelez International, Inc., Class A	348,781	23,839,181
Nestle SA (Registered)	850,894	86,189,311
NextEra Energy, Inc.	568,270	43,410,145
NVIDIA Corp.	1,608,906	188,274,180
O'Reilly Automotive, Inc. *	30,151	33,960,277
Otis Worldwide Corp.	517,270	48,882,015
Prologis, Inc., REIT	355,827	44,851,993
Public Service Enterprise Group, Inc.	305,164	24,342,932
Regeneron Pharmaceuticals, Inc. *	57,065	61,583,977
Ross Stores, Inc.	231,672	33,182,381
Salesforce, Inc.	182,989	47,357,553
Shell plc	1,183,044	43,138,380
Southern Co. (The)	842,654	70,378,462
Stryker Corp.	109,976	36,011,641
TJX Cos., Inc. (The)	119,726	13,531,433
Uber Technologies, Inc. *	892,685	57,551,402
UnitedHealth Group, Inc.	157,635	90,822,982
Wells Fargo & Co.	451,660	26,801,504
Welltower, Inc., REIT	384,165	42,738,356
Yum! Brands, Inc.	377,403	50,130,440
		2,558,792,045
Total Common Stocks (Cost $3,027,150,576)		3,356,219,164

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)(Cost $48,719,854)	48,710,115	48,724,728
Total Investments — 99.9% (Cost $3,075,870,430)		3,404,943,892
Other Assets Less Liabilities — 0.1%		3,498,701
NET ASSETS — 100.0%		3,408,442,593

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.1%
Software	8.4
Technology Hardware, Storage & Peripherals	5.7
Broadline Retail	5.4
Financial Services	5.3
Oil, Gas & Consumable Fuels	4.6
Pharmaceuticals	4.1
Electric Utilities	4.0
Interactive Media & Services	3.6
Specialty Retail	3.5
Food Products	3.2
Biotechnology	3.0
Beverages	3.0
Insurance	2.9
Banks	2.8
Health Care Providers & Services	2.7
Chemicals	2.7
Capital Markets	2.4
Textiles, Apparel & Luxury Goods	2.3
Machinery	1.8
Ground Transportation	1.7
Aerospace & Defense	1.6
Hotels, Restaurants & Leisure	1.5
Industrial Conglomerates	1.4
Multi-Utilities	1.4
Industrial REITs	1.3
Health Care REITs	1.2
Health Care Equipment & Supplies	1.1
Others (each less than 1.0%)	3.9
Short-Term Investments	1.4

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$44,325,499	$—	$44,325,499
France	—	173,332,652	—	173,332,652
Germany	—	75,498,642	—	75,498,642
Hong Kong	—	37,291,320	—	37,291,320
Japan	—	96,265,204	—	96,265,204
Mexico	19,310,769	—	—	19,310,769
Netherlands	—	30,094,298	—	30,094,298
Singapore	—	24,647,198	—	24,647,198

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$67,140,988	$—	$67,140,988
Switzerland	—	23,340,669	—	23,340,669
Taiwan	46,466,777	56,271,466	—	102,738,243
United Kingdom	—	103,441,637	—	103,441,637
United States	2,396,027,201	162,764,844	—	2,558,792,045
Total Common Stocks	2,461,804,747	894,414,417	—	3,356,219,164
Short-Term Investments
Investment Companies	48,724,728	—	—	48,724,728
Total Investments in Securities	$2,510,529,475	$894,414,417	$—	$3,404,943,892
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$10,930,514	$344,209,644	$306,410,715	$(9,412)	$4,697	$48,724,728	48,710,115	$1,024,307	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.